SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayment Deposits And Other Receivables
Prepaid expenses	$ 30,644	$ 37,488	$ 34,717
Other receivables	38,260	34,821	33,578
Other deposits	34,188	36,298	30,952
Purchase in advance	37,651	37,626	14,886
Total	$ 140,743	$ 146,233	$ 114,133